Debt - Summary of Notes Payable to Contractors (Detail) - MXN ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Changes In Consolidated Debt [Abstract]
Total notes payable to contractors	$ 4,053,577	$ 6,988,699
Less: current portion of notes payable to contractors	2,173,285	4,181,102
Notes payable to contractors (long-term)	$ 1,880,292	$ 2,807,597